UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:        811-2554

NAME OF REGISTRANT:                        VANGUARD MONEY MARKET RESERVES

ADDRESS OF REGISTRANT:                     PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:     ANNE E. ROBINSON
                                           PO BOX 876
                                           VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (610) 669-1000

DATE OF FISCAL YEAR END:                   AUGUST 31

DATE OF REPORTING PERIOD:                  JULY 1, 2020 - JUNE 30, 2021

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******************************* FORM N-Px REPORT *******************************
ICA File Number: 81102554B
Reporting Period: 07/01/2020 - 06/30/2021
VANGUARD MONEY MARKET RESERVES

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast at the discretion of the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.




=============== VANGUARD CASH RESERVES FEDERAL MONEY MARKET FUND ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

By:   /s/Mortimer J. Buckley
         Mortimer J. Buckley*
         Chief Executive Officer, President, and Trustee

Date: August 24, 2021
*By:  /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 23, 2020, see File Number 2-52698. Incorporated by Reference.